Average Annual Total Returns{- Consumer Discretionary Portfolio} - 02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-18 - Consumer Discretionary Portfolio	Consumer Discretionary Portfolio-Default Return Before Taxes Past 1 year	Consumer Discretionary Portfolio-Default Return Before Taxes Past 5 years	Consumer Discretionary Portfolio-Default Return Before Taxes Past 10 years	Consumer Discretionary Portfolio-Default After Taxes on Distributions Past 1 year	Consumer Discretionary Portfolio-Default After Taxes on Distributions Past 5 years	Consumer Discretionary Portfolio-Default After Taxes on Distributions Past 10 years	Consumer Discretionary Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Consumer Discretionary Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Consumer Discretionary Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1505 Past 1 year	F1505 Past 5 years	F1505 Past 10 years
Total	35.69%	16.82%	15.56%	35.31%	16.18%	14.32%	21.39%	13.45%	12.61%	18.40%	15.22%	13.88%	48.31%	19.78%	18.27%